Cost of Sales - Direct Vessel Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Payroll and related costs	$ 43,937	$ 35,253	$ 27,698
Insurances	5,202	4,370	3,982
Repairs and maintenance	6,366	4,820	6,568
Lubricants	1,210	939	794
Victualing	1,950	1,704	1,317
Travel expenses	3,461	2,761	2,028
Stores	3,032	2,996	2,486
Other expenses	6,880	7,632	3,875
Total	$ 72,038	$ 60,475	$ 48,748